Interest expense (Tables)	12 Months Ended
Dec. 31, 2013
Interest Expense [Abstract]
Schedule of interest expense

Year ended December 31,	2013	2012
Interest on capital lease obligations	$2,716	$1,326
Amortization of deferred financing costs	4,326	1,623
Interest on credit facilities	2,424	4,759
Interest on Series 1 Debentures	12,507	15,208
Interest on long term debt	$21,973	$22,916
Other interest (income) expense	(276)	624
	$21,697	$23,540